Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2011
Discontinued Operations [Abstract]
Summary Of Income From Discontinued Operations
2010

Revenues	$12.6
Operating expenses	10.8
Operating income before income taxes	1.8
Income tax expense	1.4
Gain on disposal of discontinued operations, net	29.2
Income from discontinued operations	$29.6